VIRTUS Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—37.7%
Auto Manufacturers—1.1%
Ford Motor Co. 0.000%, 3/15/26	$ 7,520	$ 7,558
Commercial Services—1.9%
Block, Inc. 0.125%, 3/1/25(1)	5,000	4,634
Shift4 Payments, Inc.
0.000%, 12/15/25	6,090	5,493
0.500%, 8/1/27(2)	3,075	2,366
		12,493

Computers—1.8%
Lumentum Holdings, Inc. 0.500%, 12/15/26(1)	9,000	8,797
Pure Storage, Inc. 0.125%, 4/15/23(1)	655	796
Zscaler, Inc. 0.125%, 7/1/25	1,825	2,237
		11,830

Energy-Alternate Sources—2.8%
Enphase Energy, Inc.
0.000%, 3/1/26	5,500	6,740
0.000%, 3/1/28	5,500	7,054
Stem, Inc. 144A 0.500%, 12/1/28(3)	6,000	4,463
		18,257

Entertainment—1.1%
Live Nation Entertainment, Inc. 2.000%, 2/15/25(1)(2)	7,320	7,510
Healthcare-Products—1.1%
Insulet Corp. 0.375%, 9/1/26(1)	5,850	7,476
Internet—8.6%
Airbnb, Inc. 0.000%, 3/15/26	8,500	7,110
Etsy, Inc. 0.125%, 9/1/27(2)	5,725	4,941
Expedia Group, Inc. 0.000%, 2/15/26	9,355	8,038
Match Group Financeco 3, Inc. 144A 2.000%, 1/15/30(1)(3)	4,220	3,585
Okta, Inc. 0.375%, 6/15/26	9,250	7,345
Palo Alto Networks, Inc. 0.750%, 7/1/23(1)	4,600	8,910
Shopify, Inc. 0.125%, 11/1/25(1)	11,000	9,240
Snap, Inc.
0.750%, 8/1/26(1)	5,000	4,295
144A 0.125%, 3/1/28(3)	5,000	3,283
		56,747

	Par Value	Value

Leisure Time—1.7%
NCL Corp., Ltd.
144A 1.125%, 2/15/27(3)	$ 3,000	$ 2,287
144A 2.500%, 2/15/27(3)	6,450	4,999
Royal Caribbean Cruises Ltd. 144A 6.000%, 8/15/25(3)	3,160	4,113
		11,399

Pharmaceuticals—1.6%
Dexcom, Inc. 0.250%, 11/15/25(2)	9,740	10,709
Semiconductors—4.9%
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26	9,385	8,951
Microchip Technology, Inc. 0.125%, 11/15/24(2)	10,457	10,516
ON Semiconductor Corp. 0.000%, 5/1/27	4,635	6,069
Wolfspeed, Inc. 144A 0.250%, 2/15/28(2)(3)	7,500	6,855
		32,391

Software—11.1%
Akamai Technologies, Inc. 0.125%, 5/1/25(1)	6,000	6,435
Bentley Systems, Inc. 0.125%, 1/15/26	7,500	6,566
Bill.com Holdings, Inc. 0.000%, 4/1/27	11,500	9,062
Cloudflare, Inc. 0.000%, 8/15/26	10,860	8,737
Coupa Software, Inc. 0.375%, 6/15/26	5,300	4,192
DigitalOcean Holdings, Inc. 144A 0.000%, 12/1/26(3)	8,670	6,341
Five9, Inc. 0.500%, 6/1/25	6,750	5,984
MongoDB, Inc. 0.250%, 1/15/26(1)	2,270	2,552
Nutanix, Inc. 0.250%, 10/1/27	10,370	9,006
Splunk, Inc.
1.125%, 9/15/25(1)	2,000	1,852
1.125%, 6/15/27	7,480	6,358
Unity Software, Inc. 144A 0.000%, 11/15/26(3)	8,350	6,070
		73,155

Total Convertible Bonds and Notes (Identified Cost $278,523)		249,525

Corporate Bonds and Notes—17.0%
Commercial Services—0.9%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)(3)	7,000	6,003
See Notes to Schedule of Investments

VIRTUS Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
	Par Value	Value

Computers—0.6%
NCR Corp. 144A 5.125%, 4/15/29(1)(3)	$ 4,815	$ 4,041
Cosmetics & Personal Care—1.0%
Coty, Inc. 144A 6.500%, 4/15/26(1)(2)(3)	7,000	6,666
Electronic Equipment, Instruments & Components—1.1%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)(3)	7,000	7,101
Entertainment—0.8%
Caesars Entertainment, Inc. 144A 4.625%, 10/15/29(1)(3)	7,000	5,600
Equity Real Estate Investment Trusts (REITs)—0.9%
Iron Mountain, Inc. 144A 5.250%, 7/15/30(1)(3)	7,000	6,040
Healthcare-Services—0.9%
Tenet Healthcare Corp. 144A 6.125%, 10/1/28(1)(2)(3)	7,000	6,058
Internet—3.1%
Go Daddy Operating Co., LLC 144A 5.250%, 12/1/27(1)(3)	7,000	6,553
Match Group Holdings II LLC 144A 5.000%, 12/15/27(1)(3)	7,000	6,246
Uber Technologies, Inc. 144A 6.250%, 1/15/28(1)(2)(3)	8,000	7,600
		20,399

Lodging—2.9%
Boyd Gaming Corp. 144A 4.750%, 6/15/31(1)(2)(3)	7,000	5,913
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)(3)	7,000	6,004
MGM Resorts International
5.500%, 4/15/27(1)	4,000	3,684
4.750%, 10/15/28(1)	4,000	3,468
		19,069

Media—0.9%
Sirius XM Radio, Inc. 144A 4.000%, 7/15/28(1)(3)	7,000	6,018
Pharmaceuticals—1.9%
Horizon Therapeutics USA, Inc. 144A 5.500%, 8/1/27(1)(3)	7,000	6,737
Jazz Securities DAC 144A 4.375%, 1/15/29(1)(3)	7,000	6,213
		12,950

Semiconductors—0.5%
Entegris Escrow Corp. 144A 5.950%, 6/15/30(1)(3)	3,500	3,194
	Par Value	Value

Software—0.9%
Clarivate Science Holdings Corp. 144A 4.875%, 7/1/29(2)(3)	$ 7,000	$ 5,836
Telecommunications—0.6%
GoTo Group, Inc. 144A 5.500%, 9/1/27(1)(3)	7,000	4,058
Total Corporate Bonds and Notes (Identified Cost $128,649)		113,033

	Shares
Convertible Preferred Stocks—2.6%
Life Sciences Tools & Services—0.9%
Danaher Corp. Series B, 5.000%(2)	4,695	6,143
Telecommunications—1.7%
T-Mobile U.S. 2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(3)	8,920	11,079
Total Convertible Preferred Stocks (Identified Cost $16,892)		17,222

Common Stocks—55.0%
Air Freight & Logistics—0.6%
GXO Logistics, Inc.(1)(2)(4)	39,090	1,428
United Parcel Service, Inc. Class B(1)	16,365	2,746
		4,174

Auto Components—0.6%
Aptiv plc(1)(4)	42,035	3,828
Banks—0.8%
Bank of America Corp.(1)	117,965	4,251
JPMorgan Chase & Co.	8,345	1,051
		5,302

Capital Markets—1.2%
Charles Schwab Corp. (The)(1)	72,220	5,753
Morgan Stanley	24,325	1,999
		7,752

Communications Equipment—2.0%
Arista Networks, Inc.(1)(4)	36,315	4,389
Motorola Solutions, Inc.	35,200	8,790
		13,179

Consumer Finance—1.1%
American Express Co.	49,765	7,388
Electrical Equipment—0.3%
Rockwell Automation, Inc.	7,445	1,901
Electronic Equipment, Instruments & Components—1.5%
Flex Ltd.(2)(4)	514,470	10,073

See Notes to Schedule of Investments

VIRTUS Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
	Shares	Value

Energy Equipment & Services—2.7%
Baker Hughes Co.(1)	160,820	$ 4,448
Schlumberger N.V.(1)	260,695	13,564
		18,012

Healthcare Equipment & Supplies—0.6%
Intuitive Surgical, Inc.(1)(4)	15,300	3,771
Healthcare Providers & Services—8.5%
Cigna Corp.(1)	22,945	7,413
Elevance Health, Inc.	31,345	17,139
McKesson Corp.(4)	21,705	8,451
UnitedHealth Group, Inc.(1)	42,465	23,574
		56,577

Hotels, Restaurants & Leisure—4.6%
Hilton Worldwide Holdings, Inc.(1)	75,340	10,191
Marriott International, Inc. Class A(1)	54,700	8,758
McDonald’s Corp.	42,405	11,562
		30,511

Industrial Conglomerates—0.2%
Honeywell International, Inc.(1)	7,865	1,605
Insurance—2.8%
Chubb Ltd.(1)	48,630	10,450
Progressive Corp. (The)(1)	62,965	8,085
		18,535

Interactive Media & Services—1.2%
Alphabet, Inc. Class A(4)	54,300	5,132
ZoomInfo Technologies, Inc. Class A(2)(4)	63,833	2,842
		7,974

Internet & Direct Marketing Retail—0.2%
Amazon.com, Inc.(1)(4)	15,115	1,548
IT Services—0.8%
Mastercard, Inc. Class A	15,165	4,977
Life Sciences Tools & Services—1.7%
IQVIA Holdings, Inc.(1)(4)	46,462	9,742
Thermo Fisher Scientific, Inc.	3,395	1,745
		11,487

Machinery—2.9%
Deere & Co.	48,536	19,211
Metals & Mining—0.8%
Freeport-McMoRan, Inc.	155,977	4,943
Pharmaceuticals—3.7%
AstraZeneca plc Sponsored ADR	130,315	7,664
Bristol-Myers Squibb Co.(1)	107,620	8,337
Merck & Co., Inc.	64,300	6,507
	Shares	Value

Pharmaceuticals—continued
Roche Holding AG Sponsored ADR	46,760	$ 1,933
		24,441

Semiconductors & Semiconductor Equipment—8.9%
Analog Devices, Inc.(1)	50,080	7,142
Applied Materials, Inc.	55,305	4,883
Broadcom, Inc.(1)(2)	21,399	10,060
GlobalFoundries, Inc.(2)(4)	154,703	8,772
Lam Research Corp.(1)	7,880	3,190
Marvell Technology, Inc.	228,955	9,085
Monolithic Power Systems, Inc.	11,530	3,914
NXP Semiconductors N.V.	71,015	10,374
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	25,890	1,593
		59,013

Software—7.3%
Cadence Design Systems, Inc.(1)(4)	69,465	10,516
Crowdstrike Holdings, Inc. Class A(1)(2)(4)	42,795	6,899
Intuit, Inc.(1)	17,990	7,691
Microsoft Corp.	45,245	10,503
Oracle Corp.	110,240	8,606
Salesforce, Inc.(1)(4)	12,250	1,992
ServiceNow, Inc.(1)(4)	4,345	1,828
		48,035

Total Common Stocks (Identified Cost $330,696)		364,237

Total Long-Term Investments—112.3% (Identified Cost $754,760)		744,017

Short-Term Investment—7.8%
Money Market Mutual Fund—7.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.872%)(5)	51,782,204	51,782
Total Short-Term Investment (Identified Cost $51,782)		51,782

Securities Lending Collateral—2.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.912%)(5)(6)	13,330,088	13,330
Total Securities Lending Collateral (Identified Cost $13,330)		13,330

TOTAL INVESTMENTS—122.1% (Identified Cost $819,872)		$809,129
Other assets and liabilities, net—(22.1)%		(146,697)
NET ASSETS—100.0%		$662,432

Abbreviations:
ADR	American Depositary Receipt
LLC	Limited Liability Company
REIT	Real Estate Investment Trust

See Notes to Schedule of Investments

VIRTUS Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
Footnote Legend:
(1)	All or a portion of securities is segregated as collateral for the Liquidity Facility. The value of securities segregated as collateral is $159,284.
(2)	All or a portion of security is on loan pursuant to the Liquidity Facility and/or securities lending.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, these securities amounted to a value of $158,956 or 24.0% of net assets.
(4)	Non-income producing.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(6)	Represents security purchased with cash collateral received for securities on loan.
Country Weightings†
United States	88%
Curaçao	2
Switzerland	2
United Kingdom	1
Netherlands	1
Singapore	1
Canada	1
Other	4
Total	100%
† % of total investments as of October 31, 2022.
The following table summarizes the value of the Fund’s investments as of October 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at October 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$113,033	$—	$113,033
Convertible Bonds and Notes	249,525	—	249,525
Equity Securities:
Common Stocks	364,237	364,237	—
Convertible Preferred Stocks	17,222	6,143	11,079
Money Market Mutual Fund	51,782	51,782	—
Securities Lending Collateral	13,330	13,330	—
Total Investments	$809,129	$435,492	$373,637
There were no securities valued using  significant unobservable inputs (Level 3) at October 31, 2022.
There were no transfers into or  out of Level 3 related to securities held at October 31, 2022.
See Notes to Schedule of Investments

VIRTUS Artificial Intelligence & Technology Opportunities Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities, and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.